Share-Based Payment (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended											12 Months Ended
	May 31, 2022 $ / shares	May 31, 2022 ₪ / shares	Feb. 28, 2022 $ / shares	Feb. 28, 2022 ₪ / shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 ILS (₪) ₪ / shares shares	Jun. 21, 2021 shares	May 31, 2021 $ / shares shares	May 31, 2021 ₪ / shares shares	Feb. 29, 2020 $ / shares shares	Feb. 29, 2020 ₪ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2022 ₪ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 ₪ / shares
Share-Based Payment (Details) [Line Items]
Share options					15,438,867	15,438,867	17,810,853					10,686,512	10,686,512
Options vest percentage					16.66%	16.66%
Share options for share price | (per share)					$ 1.85	₪ 6.75
Fair value option grant					$ 3,945	₪ 12,773						$ 42	₪ 131
Ordinary shares options					2,371,986	2,371,986		80,930	80,930
Exercise price per share | (per share)	$ 2.39	₪ 8.42	$ 2.03	₪ 7.44				$ 0.81	₪ 2.98	$ 0.31	₪ 1.14
Ordinary shares available												5,132,196	5,132,196
Share options outstanding												2 years 7 months 20 days	2 years 7 months 20 days
Warrants outstanding												35,795,613	35,795,613
Exercisable ordinary shares										1	1	31,784,655	31,784,655
Par value (in New Shekels per share) | (per share)															$ 2.32	₪ 8
Average exercise (in Dollars per share) | $ / shares												$ 4.88
Warrants exercised												130,000	130,000
Ordinary shares												130,000	130,000
Total consideration (in Dollars) | $												$ 240
Asset purchase agreement (in Dollars) | $												$ 12,000
RSU cancelled percentage												30.00%	30.00%
Black and Scholes [Member]
Share-Based Payment (Details) [Line Items]
Fair value option grant					$ 447	₪ 1,499
Bottom of range [Member]
Share-Based Payment (Details) [Line Items]
Exercise price per share | (per share)					$ 0.004	₪ 0.01						$ 0.004	₪ 0.014
Top of Range [Member]
Share-Based Payment (Details) [Line Items]
Exercise price per share | (per share)					$ 0.12	₪ 0.42						$ 1.84	₪ 6.71